Stock-Based Compensation	9 Months Ended	12 Months Ended
	Mar. 31, 2014	Jun. 30, 2013
Share-Based Compensation [Abstract]
Share Based Compensation [Text Block]
Note 8 Stock-Based Compensation

Options - AntriaBio adopted individual stock option plans in January 2013 for four officers and/or directors of the Company. The stock option plans granted 1,500,000 option shares with an exercise price of $4.50 per share. Options to purchase 819,445 shares vested immediately, options to purchase 541,667 shares vest monthly over 3 years and 138,888 shares vest on May 31, 2013.

In June 2013, AntriaBio adopted individual stock option plans for two consultants of the Company. The stock option plans granted 8,334 shares with an exercise price of $4.50 per share. Option to purchase 2,084 shares vested immediately with the remaining shares vesting at various dates through October 2014.

On March 26, 2014, the Company adopted the AntriaBio, Inc. 2014 Stock and Incentive Plan which allows the Company to issue up to 3,750,000 of common stock in the form of stock options, incentive options or common stock. On March 31, 2014, subject to the effectiveness of stockholder approval pursuant to Rule 14c-2 of the Exchange Act which occurred on April 30, 2014, the Company granted 2,680,000 of these shares to current employees and directors of the Company. The options have an exercise price of $3.12 per share. The options vest monthly over 4 years.

AntriaBio has computed the fair value of all options granted using the Black-Scholes option pricing model. In order to calculate the fair value of the options, certain assumptions are made regarding components of the model, including the estimated fair value of the underlying common stock, risk-free interest rate, volatility, expected dividend yield and expected option life. Changes to the assumptions could cause significant adjustments to valuation. AntriaBio estimated a volatility factor utilizing a comparable published volatility of a peer company. Due to the small number of option holders and all options being to officers and/or directors, AntriaBio has estimated a forfeiture rate of zero. AntriaBio estimates the expected term based on the average of the vesting term and the contractual term of the options. The risk-free interest rate is based on the U.S. Treasury yield in effect at the time of the grant for treasury securities of similar maturity.

Stock option activity is as follows:

		Weighted	Weighted Average
	Number of	Average	Remaining
	Options	Exercise Price	Contractual Life
Outstanding, June 30, 2012	-	$-	-
Granted	1,508,334	$4.50
Outstanding, June 30, 2013	1,508,334	$4.50	4.6
Granted	2,680,000	$3.12
Outstanding, March 31, 2014	4,188,334	$3.62	4.6

Exercisable at March 31, 2014	1,174,190	$4.50	3.9

Stock-based compensation expense related to the fair value of stock options was included in the statement of operations as payroll expense of $164,484 and $495,120 for the three and nine months ended March 31, 2014, respectively. The unrecognized stock-based compensation expense at March 31, 2014 is $6,887,183. AntriaBio determined the fair value as of the date of grant using the Black-Scholes option pricing method and expenses the fair value ratably over the vesting period.

Warrants- AntriaBio issued warrants to agents and note holders in conjunction with the closing of its convertible notes payable as follows:

		Weighted	Weighted Average
	Number of	Average	Remaining
	Warrants	Exercise Price	Contractual Life
Outstanding, June 30, 2012	-	$-	-
Warrants issued to placement agents	41,424	$1.98
Warrants issued to placement agent	233,334	$1.50
Warrants issued to placement agent	18,334	$4.95
Outstanding, June 30, 2013	293,092	$1.80	4.1
Warrants issued to note holders	225,259	$1.89
Warrants issued to note holders	3,657,205	$2.04
Warrants issued to related party	39,117	$7.50
Warrants issued in private placement	3,716,522	$2.34
Outstanding, March 31, 2014	7,931,195	$2.19	3.0

The Company issued warrants to purchase 41,424 shares of common stock at a price of $1.98 per share, exercisable from August 2012 through August 2017 in connection with the closing of convertible notes payable on specific PPMs. The Company issued a warrant to purchase 233,334 shares of common stock at a price of $1.50 per share, exercisable from August 2012 through August 2017 in connection with the closing of over one million dollars in convertible notes payable. The Company issued warrants to purchase 18,334 shares of common stock at a price of $4.95 per share, exercisable from February 2013 through February 2018 in connection with the closing of convertible notes payable on specific PPMs. The Company issued warrants to purchase 225,259 shares of common stock at a price of $1.89 per share, exercisable from December 2013 through January 2017 in connection with the issuance of convertible notes. The Company issued warrants to a related party to purchase 39,117 shares of common stock at a price of $7.50 per share, exercisable from March 2014 through March 2019. The Company issued warrants to purchase 3,657,205 shares of common stock at an average price of $2.04 per share of common stock, exercisable through March 2017 in connection with the conversion of convertible notes payable into equity. The Company issued warrants to purchase 3,716,522 shares of common stock at a price of $2.34 per share, exercisable through March 2017 in connection with the issuance of units in the private placement that was closed in March.

The warrants exercisable for the 41,424 shares of common stock are accounted for under liability accounting and are fair valued at each reporting period. The warrants to purchase 41,424 shares value as of March 31, 2014 and June 30, 2013 was $102,917 and $157,761, respectively and is recorded as a liability on the consolidated balance sheets with the fair value adjustment recorded as derivative expense on the consolidated statements of operations. The warrants exercisable for the 233,334 shares of common stock were accounted for under liability accounting and were fair valued at each reporting period until March 31, 2014 when the warrants were recorded under equity treatment as the exercise price became fixed. The value of the warrants to purchase 233,334 shares as of March 31, 2014 was $614,635, which was recorded as additional paid-in capital, and was not valued as of June 30, 2013 as the value could not be determined as an exercise price had not yet been fixed.

The warrants exercisable for the 18,334 shares of common stock are accounted for under equity treatment and fair valued as of the date of issuance. The fair value of the warrants was valued at $191,126 and recorded as additional paid-in-capital and deferred financing fees. The deferred financing fees are being amortized over the term of the notes associated with the warrants. The warrants for the 225,259 shares of common stock are accounted for under equity treatment and were recorded at the allocated fair value as of the date of issuance. The fair value of the warrants was $524,594 and the allocated fair value of $433,062 was recorded into additional paid-in capital and as a discount to the note payable balance.

The warrants exercisable for the 3,657,205 shares of common stock are accounted for under equity treatment and were recorded at the allocated fair value as of the date of issuance. The fair value of the warrants was $8,621,881 and the allocated fair value of $1,814,319 was recorded into additional paid-in capital. The warrants for the 3,716,522 shares of common stock are accounted for under the equity treatment and were recorded at the allocated fair value as of the date of issuance. The fair value of the warrants was $9,951,620 and the allocated fair value of $1,925,901 was recorded into additional paid-in capital. The warrants for the 39,117 was accounted for under the equity treatment and fair valued as of the date of issuance. The fair value of the warrants was valued at $76,062 and recorded as additional paid-in capital and interest expense.

These warrants were valued using the Black-Scholes option pricing model on the date of issuance. In order to calculate the fair value of the warrants, certain assumptions were made regarding components of the model, including the closing price of the underlying common stock, risk-free interest rate, volatility, expected dividend yield, and warrant term. Changes to the assumptions could cause significant adjustments to valuation. AntriaBio estimated a volatility factor utilizing a comparable published volatility of a peer company. The risk-free interest rate is based on the U.S. Treasury yield in effect at the time of the grant for treasury securities of similar maturity. The Black-Scholes valuation methodology was used because that model embodies all of the relevant assumptions that address the features underlying these instruments. Significant assumptions were as follows:

Expected volatility	93% - 97%
Risk free interest rate	0.78% - 1.46%
Warrant term (years)	3 - 5
Dividend yield	0%

Note 9 Stock-Based Compensation

Options - The Company adopted individual stock option plans in January 2013 for four officers and/or directors of the Company. The stock option plans granted 1,500,000 option shares with an exercise price of $4.50 per share. Options to purchase 819,445 shares vested immediately, options to purchase 541,667 shares vest monthly over 3 years and 138,888 shares vest on May 31, 2013.

In June 2013, AntriaBio adopted individual stock option plans for two consultants of the Company. The stock option plans granted 8,334 shares with an exercise price of $4.50 per share. Options to purchase 2,084 shares vested immediately with the remaining shares vesting at various dates through October 2014.

AntriaBio has computed the fair value of all options granted using the Black-Scholes option pricing model. In order to calculate the fair value of the options, certain assumptions are made regarding components of the model, including the estimated fair value of the underlying common stock, risk-free interest rate, volatility, expected dividend yield and expected option life. Changes to the assumptions could cause significant adjustments to valuation. AntriaBio estimated a volatility factor utilizing a comparable published volatility of a peer company. Due to the small number of option holders and all options being to officers and/or directors, AntriaBio has estimated a forfeiture rate of zero. AntriaBio estimates the expected term based on the average of the vesting term and the contractual term of the options. The risk- free interest rate is based on the U.S. Treasury yield in effect at the time of the grant for treasury securities of similar maturity. AntriaBio has computed the fair value of all options granted during the year ended June 30, 2013 using the following assumptions:

Expected volatility	106% - 111%
Risk free interest rate	0.88% - 1.05%
Expected term (years)	5
Dividend yield	0%

Stock option activity is as follows:

		Weighted	Weighted Average
	Number of	Average	Remaining
	Options	Exercise Price	Contractual Life
Outstanding, June 30, 2012	-	$-	-
Granted	1,508,334	$4.50
Outstanding, June 30, 2013	1,508,334	$4.50	4.6

Exercisable at June 30, 2013	1,035,649	$4.50	4.6

Stock-based compensation expense related to the fair value of stock options was included in the statement of operations as payroll expense of $3,687,502 for the year ended June 30, 2013. The unrecognized stock-based compensation expense at June 30, 2013 is $1,683,088. AntriaBio determined the fair value as of the date of grant using the Black-Scholes option pricing method and expenses the fair value ratably over the period of service.

Warrants- AntriaBio issued warrants to agents in conjunction with the closing of its convertible notes payable as follows:

		Weighted	Weighted Average
	Number of	Average	Remaining
	Warrants	Exercise Price	Contractual Life
Outstanding, June 30, 2012	-	$-	-
Warrants issued to placement agents	41,424	$1.98
Warrants issued to placement agent	233,334	$-
Warrants issued to placement agent	18,334	$5.10
Outstanding, June 30, 2013	293,092	$1.86	4.1

The Company issued warrants to purchase 41,424 shares of common stock at a price of $1.98 per share, exercisable from August 2012 through August 2017 in connection with the closing of convertible notes payable on specific PPMs. The Company issued a warrant to purchase 233,334 shares of common stock at a price to be determined at a qualified financing, exercisable from August 2012 through August 2017 in connection with the closing of over one million dollars in convertible notes payable. The Company issued warrants to purchase 18,334 shares of common stock at a price of $5.10 per share, exercisable from February 2013 through February 2018 in connection with the closing of convertible notes payable on specific PPMs.

The warrants for the 41,424 and 233,334 shares of common stock are accounted for under liability accounting and are fair valued at each reporting period. The 41,424 warrants value as of June 30, 2013 was $157,761 and is recorded as a liability on the consolidated balance sheet with the fair value adjustment recorded as derivative expense on the consolidated statement of operations. The value of the 233,334 warrants cannot be determined until a qualified financing occurs. The warrants for the 18,334 shares of common stock are accounted for under equity treatment and fair valued as of the date of issuance. The fair value of the warrants was valued at $191,126 and recorded as additional paid-in-capital and deferred financing fees.

These warrants were valued using the Black-Scholes option pricing model. In order to calculate the fair value of the warrants, certain assumptions were made regarding components of the model, including the closing price of the underlying common stock, risk-free interest rate, volatility, expected dividend yield, and expected life. Changes to the assumptions could cause significant adjustments to valuation. AntriaBio estimated a volatility factor utilizing a comparable published volatility of a peer company. The risk-free interest rate is based on the U.S. Treasury yield in effect at the time of the grant for treasury securities of similar maturity. The Black-Scholes valuation methodology was used because that model embodies all of the relevant assumptions that address the features underlying these instruments. Significant assumptions were as follows:

Expected volatility	104% - 111%
Risk free interest rate	0.88% - 1.41%
Expected term (years)	4.1 - 5
Dividend yield	0%